Filed pursuant to Rule 497(j)
                                      Registration Nos. 333-176976 and 811-22245



CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                 March 2, 2020


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:             First Trust Exchange-Traded Fund III
                   Registration Nos. 333-176976 and 811-22245
              ----------------------------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund III (the "Registrant"), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Emerging Markets Local Currency Bond ETF, First Trust Institutional Preferred Securities and Income ETF, First Trust Long/Short Equity ETF, First Trust Managed Municipal ETF, First Trust Preferred Securities and Income ETF, First Trust RiverFront Dynamic Asia Pacific ETF, First Trust RiverFront Dynamic Developed International ETF, First Trust RiverFront Dynamic Emerging Markets ETF and First Trust RiverFront Dynamic Europe ETF, each a series of the Registrant. Post-Effective Amendment No. 110, which was the most recent amendment to the Registration Statement and was filed electronically with the Securities and Exchange Commission on February 28, 2020.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.


                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           ------------------------------------
                                           Morrison C. Warren